Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases	Dec. 31, 2022 USD ($)
Schedule of Supplemental Balance Sheet Information Related to Leases [Abstract]
ROU assets
lease liabilities, included in current liabilities
lease liabilities, included in long-term liabilities
Total lease liabilities